UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN 37211

 (Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of

1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Monteagle Funds

Semi-Annual Report (Unaudited)

February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website www.monteaglefunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

MONTEAGLE FUNDS

MONTEAGLE FIXED INCOME FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2019 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
United States Treasury Note, 1.750%, 05/15/2022	3.99%
United States Treasury Note, 1.625%, 08/15/2022	3.51%
United States Treasury Note, 2.125%, 08/15/2021	2.89%
Apple, Inc., 3.200%, 05/13/2025	2.34%
Qualcomm, Inc., 3.000%, 05/20/2022	2.33%
United States Treasury Note, 2.250%, 11/15/2024	2.30%
Westpac Banking Corp., 3.350%, 03/082027	2.29%
United States Treasury Note, 2.375%, 05/15/2027	2.29%
FNMA, 2.125%, 04/24/2026	2.23%
Georgia Power Co., 4.250%, 12/01/2019	1.81%
25.98%

Sector Allocation	(% of Net Assets)
Corporate Bonds	48.21%
U.S. Government and Agency Obligations	36.64%
Mortgage-Backed Securities	11.51%
Municipal Bonds	2.91%
Money Market Fund	0.15%
Other Assets Less Liabilities	0.58%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2019 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Kirkland Lake Gold Ltd. (Canada)	6.31%
Xilinx, Inc.	5.52%
Veeva Systems, Inc. Class A	5.30%
ServiceNow, Inc.	5.04%
Paycom Software, Inc.	4.69%
UnitedHealth Group, Inc.	2.78%
Five Below, Inc.	2.76%
Mastercard, Inc. Class A	2.58%
OReilly Automotive, Inc.	2.49%
Atlassian Corp. PLC Class A	2.06%
39.53%

Top Ten Portfolio Industries	(% of Net Assets)
Money Market Fund	57.22%
Software & Services	16.51%
Health Care Equipment & Services	9.15%
Metals & Mining	6.31%
Semiconductors & Semiconductor Equipment	5.51%
Retailing	5.26%
99.96%

MONTEAGLE QUALITY GROWTH FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2019 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	6.68%
Microsoft Corp.	6.24%
Amazon.com, Inc.	6.08%
iShares Edge MSCI USA Quality Factor ETF	5.58%
Facebook, Inc. Class A	4.86%
Alphabet, Inc. Class A	4.27%
UnitedHealth Group, Inc.	4.13%
Johnson & Johnson	3.72%
Cigna Corp.	3.36%
3M Co.	3.31%
48.23%

Top Ten Portfolio Industries	(% of Net Assets)
Media & Entertainment	18.92%
Capital Goods	10.27%
Health Care Equipment & Services	9.70%
Technology Hardware & Equipment	6.68%
Software & Services	6.24%
Food, Beverage & Tobacco	6.09%
Retailing	6.08%
Exchange Traded Fund	5.58%
Money Market Fund	4.34%
Pharmaceuticals, Biotechnology & Life Science	3.72%
77.62%

MONTEAGLE SELECT VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2019 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Baker Hughes, a GE Co. Class A	6.19%
Arconic, Inc.	5.33%
Incyte Corp.	5.20%
United Rentals, Inc.	5.03%
Freeport-McMoRan, Inc.	4.90%
Micron Technology, Inc.	4.82%
Horton DR, Inc.	4.65%
LyondellBasell Industries NV Class A	4.43%
Halliburton Co.	4.38%
Western Digital Corp.	4.22%
49.15%

Top Ten Portfolio Industries	(% of Net Assets)
Money Market Fund	17.25%
Consumer Durables & Apparel	15.18%
Capital Goods	13.47%
Oil & Gas Equipment Services	12.74%
Diversified Financials	6.88%
Pharmaceuticals, Biotechnology & Life Science	5.20%
Metal & Mining	4.90%
Semiconductors & Semiconductor Equipment	4.82%
Chemicals	4.43%
Technology Hardware & Equipment	4.22%
89.09%

MONTEAGLE VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2019 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Kulicke & Soffa Industries, Inc.	3.58%
Merck & Co., Inc.	3.38%
MDC Holdings, Inc.	3.21%
Fastenal Co.	3.15%
Verizon Communications, Inc.	3.10%
Eastman Chemical Co.	2.97%
Pfizer, Inc.	2.95%
Phillips 66	2.85%
AstraZeneca PLC ADR	2.83%
AT&T, Inc.	2.83%
30.85%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	16.73%
Chemicals	11.07%
Pharmaceuticals, Biotechnology & Life Science	9.17%
Consumer Durables & Apparel	7.97%
Semiconductors & Semiconductor Equipment	7.97%
Oil & Gas Refining & Marketing	6.96%
Telecommunication Services	5.93%
Money Market Fund	4.64%
Paper & Forest Products	3.78%
Containers & Packaging	3.64%
77.86%

THE TEXAS FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2019 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Copart, Inc.	2.16%
Integer Holdings Corp.	2.12%
Kronos Worldwide, Inc.	2.02%
LGI Homes, Inc.	1.98%
Exxon Mobil Corp.	1.92%
Texas Instruments, Inc.	1.92%
Kimberly Clark Corp.	1.92%
Veritex Holdings, Inc.	1.91%
Quanex Building Products Corp.	1.83%
Sysco Corp.	1.83%
19.61%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	11.39%
Software & Services	8.95%
Banks	6.49%
Oil & Gas Exploration & Production	6.34%
Semiconductors & Semiconductor Equipment	5.65%
Commercial & Professional Services	5.64%
Chemicals	5.62%
Retailing	5.29%
Consumer Durables & Apparel	4.81%
Health Care Equipment & Services	4.60%
64.78%

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Par Value/Shares		Fair Value

CORPORATE BONDS - 48.21% (a)

Aerospace & Defense - 1.80%
750,000	General Dynamics Corp., 3.750%, 05/15/2028	$ 769,119

Automotive - 1.15%
500,000	AmericanHonda Finance Corp., 2.900%, 02/16/2024	493,029

Banks - 5.85%
500,000	JPMorgan Chase & Co., 4.350%, 08/15/2021	514,986
500,000	PNC Funding Corp., 4.375%, 08/11/2020	510,054
500,000	Wells Fargo & Co., 3.450%, 02/13/2023	500,542
1,000,000	Westpac Banking Corp., 3.350%, 03/08/2027	979,136
		2,504,718
Capital Goods - 7.26%
250,000	3M Co., 2.000%, 06/26/2022	244,013
750,000	Deere & Co., 4.375%, 10/16/2019	757,605
500,000	General Electric Co., 5.550%, 05/04/2020	511,438
500,000	General Electric Co., 3.150%, 09/07/2022	492,087
625,000	Honeywell International, 1.850%, 11/01/2021	611,224
500,000	Precision Castparts Corp., 2.500%, 01/15/2023	491,997
		3,108,364
Consumer Finance - 1.17%
500,000	Visa, Inc., 3.150%, 12/14/2025	501,188

Diversified Financial Services - 2.91%
500,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/2022	504,534
250,000	CME Group, Inc., 3.000%, 09/15/2022	251,045
500,000	Northern Trust Corp., 2.375%, 08/02/2022	488,905
		1,244,484
Engineering & Construction - 0.81%
350,000	Fluor Corp., 3.500%, 12/15/2024	346,965

Financial Services - 1.19%
500,000	Intercontinental Exchange, Inc., 3.750%, 12/01/2025	512,130

Food & Staples Retailing - 0.58%
250,000	Costco Wholesale Corp., 1.700%, 12/15/2019	248,055

Food , Beverage & Tobacco - 4.69%
750,000	Anheuser-Busch InBev, 5.375%, 01/15/2020	757,797
750,000	The Hershey Co., 3.375%, 05/15/2023	761,201
500,000	Philip Morris International, 2.500%, 08/22/2022	489,585
		2,008,583

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Par Value/Shares		Fair Value

Health Care Equipment & Services - 4.66%
750,000	Becton Dickinson & Co., 3.125%, 11/08/2021	$ 746,285
500,000	Gilead Sciences, Inc., 3.250%, 09/01/2022	502,688
250,000	Medtronic, Inc., 3.125%, 03/15/2022	251,356
500,000	Novartis Capital Corp., 2.400%, 05/17/2022	494,053
		1,994,382
Media - 1.15%
500,000	Comcast Corp., 3.000%, 02/01/2024	494,561

Oil, Gas & Consumable Fuels - 4.37%
250,000	BP Capital Markets PLC, 4.750%, 03/10/2019	250,071
500,000	BP Capital Markets PLC, 2.500%, 11/06/2022	490,766
200,000	Chevron Corp., 2.566%, 05/16/2023	197,329
700,000	Chevron Corp., 2.954%, 05/16/2026	688,480
250,000	Shell International Finance BV, 2.375%, 08/21/2022	245,807
		1,872,453
Pharmaceuticals, Biotechnology & Life Science - 1.80%
750,000	GlaxoSmithKline Capital, Inc., 3.875%, 05/15/2028	771,168

Semiconductors & Semiconductor Equipment - 2.33%
1,000,000	Qualcomm, Inc., 3.000%, 05/20/2022	996,312

Software & Services - 1.15%
500,000	Oracle Corp., 2.500%, 10/15/2022	492,895

Technology Hardware & Equipment - 2.34%
1,000,000	Apple, Inc., 3.200%, 05/13/2025	1,003,640

Utilities - 3.00%
500,000	Duke Energy Florida LLC, 4.550%, 04/01/2020	509,270
770,000	Georgia Power Co., 4.250%, 12/01/2019	777,139
		1,286,409

TOTAL FOR CORPORATE BONDS (Cost $20,715,776) - 48.21%		20,648,455

MORTGAGE-BACKED SECURITIES - 11.51% (a)
Federal Home Loans Mortgage Corp. - 4.16%
130,597	FHLMC Pool #A94289 4.000%, 10/01/2040	134,390
83,059	FHLMC Pool #A947184 4.500%, 02/01/2041	87,370
199,334	FHLMC Pool #G07163 3.500%, 10/01/2042	201,190
490,853	FHLMC Pool #G07961 3.500%, 03/01/2045	493,906
398,604	FHLMC Pool #G08618 4.000%, 12/01/2044	408,221
223,005	FHLMC Pool #J19285 2.500%, 06/01/2027	219,409

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Par Value/Shares		Fair Value

Federal Home Loans Mortgage Corp. - (Continued)
220,494	FHLMC Pool #Q15767 3.000%, 02/01/2043	$ 216,837
20,283	FHLMC Series 15L 7.000%, 07/25/2023	21,384
302	FHLMC Series 2841 BY 5.000%, 08/15/2019	303
		1,783,010
Federal National Mortgage Associations - 6.90%
35,652	FNMA 2007-40, 5.500%, 05/25/2037	39,281
210,706	FNMA Pool #AL1869 3.000%, 06/01/2027	211,252
33,265	FNMA Pool #545759 6.500%, 07/01/2032	37,421
17,417	FNMA Pool #754289 6.000%, 11/01/2033	19,173
23,524	FNMA Pool #882684 6.000%, 06/01/2036	25,585
750,717	FNMA Pool #AB3690 4.000%, 10/01/2041	772,226
220,778	FNMA Pool #AK3402 4.000%, 02/01/2042	227,100
138,104	FNMA Pool #AO0763 4.000%, 04/01/2042	142,059
148,915	FNMA Pool #AB8898 3.000%, 04/01/2043	146,333
280,234	FNMA Pool #AB9238 3.000%, 05/01/2043	275,374
156,693	FNMA Pool #AL7729 4.000%, 06/01/2043	161,176
172,611	FNMA Pool #AU1619 3.500%, 07/01/2043	173,983
555,659	FNMA Pool #AU3763 3.500%, 08/01/2043	560,179
154,626	FNMA Pool #AL5097 4.500%, 09/01/2043	162,475
		2,953,617
Government National Mortgage Association - 0.45%
5,951	GNMA Pool #648337 5.000%, 10/15/2020	6,003
29,890	GNMA Pool #476998 6.500%, 07/15/2029	32,851
16,224	GNMA Pool #676516 6.000%, 02/15/2038	17,874
24,562	GNMA 2012-52 PM 3.500%, 12/20/2039	24,889
116,791	GNMA 2012-91 HQ 2.000%, 09/20/2041	112,346
		193,963

TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $5,060,690) - 11.51%		4,930,590

MUNICIPAL BONDS - 2.91% (a)
Massachusetts - 1.16%
500,000	Massachusetts State College Bldg. Auth. Revenue, 4.000%, 05/01/2037	494,545

New York - 1.17%
500,000	New York State Urban Dev., 3.900% 03/15/2033	502,645

Texas - 0.58%
250,000	Texas State University System, 3.707%, 03/15/2030	249,935

TOTAL FOR MUNICIPAL BONDS (Cost $1,244,078) - 2.91%		1,247,125

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Par Value/Shares		Fair Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 36.63% (a)
Federal Farm Credit Bank - 4.90%
600,000	FFCB, 3.220%, 12/10/2025	$ 615,372
500,000	FFCB, 3.680%, 02/12/2029	497,873
500,000	FFCB, 2.660%, 08/21/2025	487,229
500,000	FFCB, 3.650%, 12/26/2025	496,937
		2,097,411
Federal Home Loans Banks - 0.47%
210,000	FHLB, 2.375%, 03/13/2026	202,451

Federal Home Loans Mortgage Corp. - 1.17%
500,000	FHLMC, 1.750%, 05/30/2019	499,221

Federal National Mortgage Associations - 3.98%
750,000	FNMA, 2.625%, 09/06/2024	749,403
1,000,000	FNMA, 2.125%, 04/24/2026	954,699
		1,704,102
U.S. Treasury Notes - 26.12%
750,000	United States Treasury Note 3.625%, 02/15/2020	757,354
500,000	United States Treasury Note 3.625%, 02/15/2021	510,410
250,000	United States Treasury Note 2.250%, 03/31/2021	248,613
1,250,000	United States Treasury Note 2.125%, 08/15/2021	1,238,721
750,000	United States Treasury Note 2.000%, 11/15/2021	740,567
250,000	United States Treasury Note 2.000%, 02/15/2022	246,572
1,750,000	United States Treasury Note 1.750%, 05/15/2022	1,709,804
250,000	United States Treasury Note 2.125%, 06/30/2022	247,061
1,550,000	United States Treasury Note 1.625%, 08/15/2022	1,505,014
250,000	United States Treasury Note 2.500%, 08/15/2023	249,814
750,000	United States Treasury Note 2.750%, 11/15/2023	757,617
500,000	United States Treasury Note 2.750%, 02/15/2024	505,196
1,000,000	United States Treasury Note 2.250%, 11/15/2024	982,969
1,000,000	United States Treasury Note 2.375%, 05/15/2027	979,023
500,000	United States Treasury Note 2.875%, 05/15/2028	507,011
		11,185,746

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $15,995,632) - 36.63%		15,688,931

MONEY MARKET FUND - 0.15%
62,382	Federated Government Obligations Fund - Institutional Class, 2.28% **	62,382

TOTAL FOR MONEY MARKET FUND (Cost $62,382) - 0.15%		62,382

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Fair Value

TOTAL INVESTMENTS (Cost $43,078,558) - 99.41%	$42,577,483

OTHER ASSETS LESS LIABILITIES - 0.59%	252,808

NET ASSETS - 100.00%	$42,830,291

** 7-day yield as of February 28, 2019.

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 42.74%

Health Care Equipment & Services - 9.15%
800	HCA Healthcare, Inc.	$ 111,232
1,200	UnitedHealth Group, Inc.	290,664
4,700	Veeva Systems, Inc. Class A *	554,177
		956,073
Metals & Mining - 6.31%
18,000	Kirkland Lake Gold Ltd. (Canada)	659,700

Retailing - 5.26%
2,400	Five Below, Inc. *	288,840
700	OReilly Automotive, Inc. *	260,372
		549,212
Semiconductors & Semiconductor Equipment - 5.51%
4,600	Xilinx, Inc.	576,380

Software & Services - 16.51%
400	Adobe Systems, Inc. *	105,000
2,000	Atlassian Corp. PLC Class A *	214,960
1,200	Mastercard, Inc. Class A	269,724
2,700	Paycom Software, Inc. *	490,671
2,200	ServiceNow, Inc. *	526,768
600	Trade Desk, Inc. *	118,524
		1,725,647

TOTAL FOR COMMON STOCKS (Cost $3,980,241) - 42.74%		4,467,012

MONEY MARKET FUND - 57.22%
5,980,102	Federated Government Obligations Fund - Institutional Class, 2.28% (**) (***)	5,980,102

TOTAL FOR MONEY MARKET FUND (Cost $5,980,102) - 57.22%		5,980,102

TOTAL INVESTMENTS (Cost $9,960,343) - 99.96%		10,447,114

OTHER ASSETS LESS LIABILITIES - 0.04%		4,037

NET ASSETS - 100.00%		$10,451,151

* Non-Income producing.

** 7-day yield as of February 28, 2019.

*** See Note 12.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 90.06%

Banks - 2.25%
4,500	JPMorgan Chase & Co.	$ 469,620

Capital Goods - 10.27%
3,334	3M Co.	691,438
4,050	Caterpillar, Inc.	556,227
2,610	The Middleby Corp. *	319,960
3,118	Raytheon Co.	581,507
		2,149,132
Chemicals - 3.29%
7,544	Albermarble Corp.	688,692

Consumer Durables & Apparel - 3.29%
37,025	Hanesbrand, Inc.	688,294

Consumer Services - 1.69%
1,700	Vail Resorts, Inc.	354,263

Diversified Financials - 2.32%
9,210	SEI Investments Co.	485,828

Food, Beverage & Tobacco - 6.09%
12,421	Altria Group, Inc.	650,985
11,750	Bunge Ltd.	623,690
		1,274,675
Health Care Equipment & Services - 9.70%
4,024	Cigna Corp. *	701,947
7,483	Neogen Corp. *	463,647
3,566	UnitedHealth Group, Inc.	863,756
		2,029,350
Media & Entertainment - 18.92%
793	Alphabet, Inc. Class A *	893,354
511	Alphabet, Inc. Class C *	572,279
14,418	Comcast Corp. Class A	557,544
4,900	Electronic Arts, Inc. *	469,322
6,293	Facebook, Inc. Class A *	1,016,005
8,150	WPP PLC ADR	448,169
		3,956,673
Oil & Gas Exploration & Productions - 1.43%
28,000	Range Resources Corp.	299,600

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

Oil & Gas Refining & Marketing - 3.22%
8,250	Valero Energy Corp.	$ 672,870

Pharmaceuticals, Biotechnology & Life Science - 3.72%
5,692	Johnson & Johnson	777,755

Retailing - 6.08%
775	Amazon.com, Inc. *	1,270,868

Semiconductors & Semiconductor Equipment - 3.03%
2,300	Broadcom Ltd.	633,328

Software & Services - 6.24%
11,644	Microsoft Corp.	1,304,477

Technology Hardware & Equipment - 6.68%
8,067	Apple, Inc.	1,396,801

Transportation - 1.84%
2,126	FedEx Corp.	384,806

TOTAL FOR COMMON STOCKS (Cost $15,005,068) - 90.06%		18,837,032

EXCHANGE TRADED FUND - 5.58%
13,450	iShares Edge MSCI USA Quality Factor ETF	1,166,249

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,077,030) - 5.58%		1,166,249

MONEY MARKET FUND - 4.34%
908,262	Federated Government Obligations Fund - Institutional Class, 2.28% **	908,262

TOTAL FOR MONEY MARKET FUND (Cost $908,262) - 4.34%		908,262

TOTAL INVESTMENTS (Cost $16,990,360) - 99.98%		20,911,543

OTHER ASSETS LESS LIABILITIES - 0.02%		5,251

NET ASSETS - 100.00%		$ 20,916,794

* Non-Income producing.

** 7-day yield as of February 28, 2019.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 82.71%

Capital Goods - 13.47%
44,000	Arconic, Inc.	$ 813,560
13,500	Johnson Controls Int'l PLC	476,145
5,700	United Rentals, Inc. *	767,163
		2,056,868
Chemicals - 4.43%
7,900	LyondellBasell Industries NV Class A	675,608

Consumer Durables & Apparel - 15.18%
33,400	Hanesbrand, Inc.	620,906
18,250	Horton DR, Inc.	709,743
11,200	Lennar Corp. Class A	537,376
3,300	Mohawk Industries, Inc. *	449,196
		2,317,221
Diversified Financials - 6.88%
18,200	Franklin Resources, Inc.	593,502
15,600	Legg Mason, Inc.	456,300
		1,049,802
Food, Beverage & Tobacco - 3.95%
5,700	The JM Smucker Co.	603,687

Insurance - 4.04%
16,500	Unum Group	616,440

Metal & Mining - 4.90%
58,000	Freeport-McMoRan, Inc.	748,200

Oil & Gas Equipment Services - 12.74%
35,800	Baker Hughes, a GE Co. Class A	944,404
21,800	Halliburton Co.	669,042
7,525	Schlumberger Ltd.	331,551
		1,944,997
Oil & Gas Exploration & Production - 0.99%
2,100	Cimarex Energy Co.	151,011

Pharmaceuticals, Biotechnology & Life Science - 5.20%
9,200	Incyte Corp. *	793,316

Retail - 1.89%
10,400	LKQ Corp. *	288,080

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

Semiconductors & Semiconductor Equipment - 4.82%
18,000	Micron Technology, Inc. *	$ 735,840

Technology Hardware & Equipment - 4.22%
12,800	Western Digital Corp.	643,840

TOTAL FOR COMMON STOCKS (Cost $12,967,716) - 82.71%		12,624,910

MONEY MARKET FUND - 17.25%
2,633,607	Federated Government Obligations Fund - Institutional Class, 2.28% **	2,633,607

TOTAL FOR MONEY MARKET FUND (Cost $2,633,607) - 17.25%		2,633,607

TOTAL INVESTMENTS (Cost $15,601,323) - 99.96%		15,258,517

OTHER ASSETS LESS LIABILITIES - 0.04%		5,978

NET ASSETS - 100.00%		$ 15,264,495

* Non-Income producing.

** 7-day yield as of February 28, 2019.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 92.85%

Automobiles & Components - 1.74%
12,000	Cooper Tire & Rubber Co.	$ 383,520

Capital Goods - 16.73%
15,000	Briggs & Stratton Corp.	196,650
5,000	Eaton Corp. PLC	398,850
11,000	Fastenal Co.	692,340
75,370	Ferguson PLC ADR	520,807
9,500	Johnson Controls International PLC	335,065
30,000	Schneider Electric SE ADR *	464,100
11,000	Textron, Inc.	597,300
20,000	Trinity Industries, Inc.	468,200
400	Triumph Group, Inc.	9,264
		3,682,576
Chemicals - 11.07%
4,600	Albemarle Corp.	419,934
10,000	CF Industries Holdings, Inc.	422,000
7,900	Eastman Chemical Co.	653,251
5,300	FMC Corp.	474,350
18,800	Huntsman Corp.	466,052
		2,435,587
Consumer Durables & Apparel - 7.97%
24,494	MDC Holdings, Inc.	706,418
12,500	Tapestry, Inc.	436,750
7,000	VF Corp.	611,520
		1,754,688
Containers & Packaging - 3.64%
10,400	International Paper Co.	476,528
8,700	WestRock Co.	325,206
		801,734
Diversified Financials - 2.00%
4,813	Macquarie Group Ltd. ADR	439,812

Food, Beverage & Tobacco - 1.67%
18,000	Flowers Foods, Inc.	368,460

Health Care Equipment & Services - 2.85%
6,100	CVS Health Corp.	352,763
44,000	Owens & Minor, Inc.	274,560
		627,323
Integrated Oil & Gas - 1.94%
7,500	Total SA ADR	426,825

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

Oil & Gas Equipment Services - 1.20%
6,000	Schlumberger Ltd.	$ 264,360

Oil & Gas Exploration & Production - 0.90%
12,000	Marathon Oil Corp.	199,200

Oil & Gas Refining & Marketing - 6.96%
11,800	HollyFrontier Corp.	604,160
6,500	Phillips 66	626,340
3,700	Valero Energy Corp.	301,772
		1,532,272
Paper & Forest Products - 3.78%
6,500	Domtar Co.	330,915
13,000	Schweitzer-Mauduit International, Inc.	501,280
		832,195
Pharmaceuticals, Biotechnology & Life Science - 9.17%
15,000	AstraZeneca PLC ADR	623,700
9,147	Merck & Co., Inc.	743,560
15,000	Pfizer, Inc.	650,250
		2,017,510
Semiconductors & Semiconductor Equipment - 7.97%
10,000	Intel Corp.	529,600
33,750	Kulicke & Soffa Industries, Inc.	787,050
8,200	Qualcomm, Inc.	437,798
		1,754,448
Software & Services - 1.82%
2,900	International Business Machines Corp.	400,577

Technology Hardware & Equipment - 1.78%
8,400	Seagate Technology PLC	391,104

Telecommunication Services - 5.93%
20,000	AT&T, Inc.	622,400
12,000	Verizon Communications, Inc.	683,040
		1,305,440
Transportation - 1.92%
6,800	Ryder System, Inc.	422,688

Telecommunications - 1.81%
8,000	The Southern Co.	397,520

TOTAL FOR COMMON STOCKS (Cost $15,913,444) - 92.85%		20,437,839

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

REAL ESTATE INVESTMENT TRUST - 2.29%
17,100	Rayonier, Inc.	$ 503,937

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $430,817) - 2.29%		503,937

MONEY MARKET FUND - 4.64%
1,020,738	Federated Government Obligations Fund - Institutional Class, 2.28% **	1,020,738

TOTAL FOR MONEY MARKET FUND (Cost $1,020,738) - 4.64%		1,020,738

TOTAL INVESTMENTS (Cost $17,364,999) - 99.78%		21,962,514

OTHER ASSETS LESS LIABILITIES - 0.22%		48,172

NET ASSETS - 100.00%		$22,010,686

* Non-Income producing.

** 7-day yield as of February 28, 2019.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 99.52%

Banks - 6.49%
2,639	Cadence Bancorp.	$ 52,754
799	Cullen/Frost Bankers, Inc.	82,840
2,407	First Financial Bankshares, Inc.	156,094
1,015	Independent Bank Group, Inc.	58,829
1,721	LegacyTexas Financial Group, Inc.	71,817
1,179	Texas Capital Bancshares, Inc. *	71,954
7,362	Veritex Holdings, Inc.	206,210
		700,498
Capital Goods - 11.39%
2	Arcosa, Inc.	67
7,440	Builders Firstsource, Inc. *	103,639
1,470	CSW Industrials, Inc. *	83,467
7	DXP Enterprises, Inc. *	248
1,200	Encore Wire Corp.	71,088
1,172	Fluor Corp.	44,067
2,027	Jacobs Engineering Group, Inc.	149,552
329	Lennox International, Inc.	80,687
11,862	NCI Building Systems, Inc. *	83,271
8,333	Nexeo Solutions, Inc. *	82,747
6,112	Now, Inc. *	88,196
11,500	Quanex Building Products Corp.	197,685
3,770	Quanta Services, Inc.	134,363
2,629	Rush Enterprises, Inc. Class A	110,208
6	Trinity Industries, Inc.	140
		1,229,425
Chemicals - 5.62%
907	Celanese Corp. Series A	92,777
5,829	Flotek Industries, Inc. *	18,653
2,473	Kraton Corp. *	87,989
14,269	Kronos Worldwide, Inc.	217,602
13,972	Venator Materials PLC (United Kingdom) *	82,295
1,544	Westlake Chemical Co.	107,879
		607,195
Commercial & Professional Services - 5.64%
3,967	Copart, Inc. *	232,744
7,459	Ennis, Inc.	158,131
1,148	Insperity, Inc.	144,958
723	Waste Management, Inc.	73,204
		609,037

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

Construction Materials - 2.33%
1,294	Eagle Materials, Inc.	$ 98,913
3,805	US Concrete, Inc. *	152,619
		251,532
Consumer Durables & Apparel - 4.81%
4,278	Fossil Group, Inc. *	66,908
9,727	Green Brick Partners, Inc. *	86,668
3,907	Horton DR, Inc.	151,943
3,623	LGI Homes, Inc. *	214,119
		519,638
Consumer Services - 2.09%
1,634	Dave & Busters Entertainment, Inc.	83,873
2,549	Six Flags Entertainment Corp.	142,005
		225,878
Diversified Financials - 1.54%
223	Texas Pacific Land Trust *	165,827

Food & Staples Retailing - 1.83%
2,922	Sysco Corp.	197,381

Food, Beverage & Tobacco - 2.06%
2,341	Darling Ingredients, Inc. *	51,455
3,970	Farmer Brothers Co. *	94,685
3,052	Keurig Dr. Pepper, Inc.	76,758
		222,898
Health Care Equipment & Services - 4.60%
3,278	Adeptus Health, Inc. Class A * (a)	33
2,511	Integer Holdings Corp. *	228,401
529	McKesson Corp.	67,268
1,248	Orthofix Medical, Inc. *	76,253
4,350	Tenet Healthcare Corp. *	124,323
		496,278
Household & Personal Products - 1.92%
1,770	Kimberly Clark Corp.	206,789

Insurance - 2.37%
588	American National Insurance Co.	86,548
2,050	Torchmark Corp.	169,248
		255,796
Integrated Oil & Gas - 2.56%
2,620	Exxon Mobil Corp.	207,059
1,055	Occidental Petroleum Corp.	69,788
		276,847

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

Oil & Gas Equipment Services - 2.73%
2,294	Halliburton Co.	$ 70,403
8,323	McDermott International, Inc. *	70,579
8,526	Newpark Resources, Inc. *	75,370
1,322	Oil States International, Inc. *	22,659
3,254	Solaris Oilfield Infrastructure, Inc. Class A	55,318
		294,329
Oil & Gas Exploration & Production - 6.34%
1,086	Apache Corp.	36,034
2,126	Cabot Oil & Gas Corp. Class A	52,342
1,725	Carrizo Oil & Gas, Inc. *	18,941
11,223	Chesapeake Energy Corp. *	33,221
325	Concho Resources, Inc.	35,750
1,292	ConocoPhillips	87,662
7,874	Denbury Resources, Inc. *	15,118
169	Diamondback Energy, Inc.	17,395
731	EOG Resources, Inc.	68,714
10,202	Earthstone Energy, Inc. Class A *	67,231
6,384	Kosmos Energy Ltd. *	40,858
5,596	Oasis Petroleum, Inc. *	31,282
117	Pioneer Natural Resources Co.	16,491
1,263	Sabine Royalty Trust	56,406
11,400	Southwestern Energy Co. *	48,222
11,273	W&T Offshore, Inc. *	58,732
		684,399
Oil & Gas Refining & Marketing - 4.08%
1,586	CVR Energy, Inc.	64,296
1,770	HollyFrontier Corp.	90,624
567	Marathon Petroleum Corp.	35,160
5,078	Par Pacific Holdings, Inc. *	85,818
760	Phillips 66	73,234
1,116	Valero Energy Corp.	91,021
		440,153
Oil & Gas Storage & Transportation - 1.65%
1,562	Cheniere Energy, Inc. *	100,671
4,062	Kinder Morgan, Inc.	77,828
		178,499
Pharmaceuticals, Biotechnology & Life Science - 1.37%
5,820	Luminex Corp.	148,294

Real Estate Management & Development - 0.75%
1,800	HFF, Inc. Class A	81,360

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

Retailing - 5.29%
2,311	Carvana Co. Class A (*)	$ 103,671
4,024	Conn's, Inc. *	94,926
4,305	Core-Mark Holding Co., Inc.	135,651
6,893	GameStop Corp. Class A	80,648
3,924	Rent-A-Center, Inc. *	73,026
4,602	Sally Beauty Holding, Inc. *	83,158
		571,080
Semiconductors & Semiconductor Equipment - 5.65%
3,355	Cirrus Logic, Inc. *	134,636
4,202	Diodes, Inc. *	169,467
1,215	Silicon Laboratories, Inc. *	98,439
1,957	Texas Instruments, Inc.	207,011
		609,553
Software & Services - 8.95%
235	Alliance Data Systems Corp.	40,655
4,508	Blucora, Inc. *	121,220
2,795	Match Group, Inc. Class A	154,787
1,944	Realpage, Inc. *	118,992
5,935	Sabre Corp.	133,122
2,636	Sailpoint Technologies Holdings, Inc. *	81,294
793	Tyler Technologies, Inc. *	162,398
4,394	Upland Software, Inc. *	154,229
		966,697
Technology Hardware & Equipment - 4.02%
861	Apple, Inc.	149,082
6,400	Benchmark Electronics, Inc.	175,360
2,338	National Instruments Corp.	109,278
		433,720
Telecommunication Services - 1.17%
4,057	AT&T, Inc.	126,254

Transportation - 1.82%
6,721	Daseke, Inc. *	31,925
911	Kirby Corp. *	67,614
1,733	Southwest Airlines Co.	97,117
		196,656
Utilities - 0.45%
1,623	CenterPoint Energy, Inc.	48,917

TOTAL FOR COMMON STOCKS (Cost $10,234,894) - 99.52%		10,744,930

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Fair Value

MONEY MARKET FUND - 0.46%
50,214	Federated Government Obligations Fund - Institutional Class, 2.28% **	$ 50,214

TOTAL FOR MONEY MARKET FUND (Cost $50,214) - 0.46%		50,214

TOTAL INVESTMENTS (Cost $10,285,108) - 99.98%		10,795,144

OTHER ASSETS LESS LIABILITIES - 0.02%		1,694

NET ASSETS - 100.00%		$10,796,838

* Non-Income producing.

** 7-day yield as of February 28, 2019.

(a) At February 28, 2019, this security is fair valued.  Please refer to the Notes for more detail.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENT OF ASSETS & LIABILITIES

FEBRUARY 28, 2019 (UNAUDITED)

Assets:	Monteagle Fixed Income Fund	Monteagle Informed Investor Growth Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	The Texas Fund
Investment Securities
At Cost	$43,078,558	$ 9,960,343	$16,990,360	$15,601,323	$17,364,999	$10,285,108

At Fair Value	$42,577,483	$10,447,114	$20,911,543	$15,258,517	$21,962,514	$10,795,144

Cash	200	200	200	200	200	200
Receivables:
Dividends and Interest	282,369	12,263	37,408	17,549	65,361	11,288
Prepaid Expenses	4,384	3,149	3,809	3,250	4,157	3,068
Total Assets	42,864,436	10,462,726	20,952,960	15,279,516	22,032,232	10,809,700

Liabilities:
Collateral for Securities on Loan	-	1,046	-	77	50	108
Payables:
Due to Adviser	31,847	9,478	19,428	13,830	19,999	11,709
Chief Compliance Officer Fees	2,107	859	1,547	924	1,305	852
Trustee Fees	191	192	191	190	192	193
Shareholder Redemptions	-	-	15,000	-	-	-
Distributions Payable	-	-	-	-	-	-
Total Liabilities	34,145	11,575	36,166	15,021	21,546	12,862
Net Assets	$ 42,830,291	$ 10,451,151	$ 20,916,794	$ 15,264,495	$ 22,010,686	$ 10,796,838

Net Assets Consist of:
Paid In Capital	$43,546,350	$ 9,944,900	$ 17,348,228	$ 15,218,293	$ 17,479,480	$ 10,909,455
Distributable Earnings (Losses)	(716,059)	506,251	3,568,566	46,202	4,531,206	(112,617)
Net Assets	$ 42,830,291	$ 10,451,151	$ 20,916,794	$ 15,264,495	$ 22,010,686	$ 10,796,838

Class I Shares
Net Assets	$ 42,830,291	$ 10,451,151	$ 20,916,794	$ 15,264,495	$ 22,010,686	$ 10,796,838
Shares of beneficial interest outstanding (1)	4,189,422	1,024,582	1,814,808	1,269,744	1,424,157	1,033,316
Net asset value, offering and redemption price per share	$ 10.22	$ 10.20	$ 11.53	$ 12.02	$ 15.46	$ 10.45

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

 The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)

	Monteagle Fixed Income Fund	Monteagle Informed Investor Growth Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	The Texas Fund
Investment Income:
Dividends (net of $0, $72, $0, $0, $0, and $0 of foreign tax withheld)	$ -	$ 22,492	$ 225,400	$ 123,458	$ 349,824	$ 88,901
Interest	575,620	61,780	17,245	18,644	10,658	3,680
Securities Lending	-	-	-	-	-	281
Total Investment Income	575,620	84,272	242,645	142,102	360,482	92,862

Expenses:
Advisory Fees	208,804	66,341	151,380	82,823	129,883	77,596
Chief Compliance Officer Fees	13,920	5,505	9,710	6,169	8,368	5,421
Trustee Fees	4,067	4,067	4,067	4,051	5,592	4,062
Legal Fees	-	-	-	-	3,550	-
ICI Membership Fees	1,435	414	736	391	369	648
Total Expenses	228,226	76,327	165,893	93,434	147,762	87,727

Net Investment Income	347,394	7,945	76,752	48,668	212,720	5,135

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
Net Realized Gain (Loss) from Investments	(41,912)	296,729	1,199,420	473,387	653,882	(742,883)
Net Realized Gain from Options	-	-	-	-	-	139,134
Net Change in Unrealized Appreciation (Depreciation) on Investments	392,505	(956,344)	(4,319,710)	(763,743)	(2,933,264)	(769,830)

Net Realized and Unrealized Gain (Loss) on Investments	350,593	(659,615)	(3,120,290)	(290,356)	(2,279,382)	(1,373,579)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 697,987	$ (651,670)	$(3,043,538)	$ (241,688)	$(2,066,662)	$(1,368,444)

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2019	For the Year Ended 8/31/2018

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 347,394	$ 609,229
Net Realized Loss on Investment Transactions	(41,912)	(7,033)
Net Change in Unrealized Appreciation (Depreciation) on Investments	392,505	(1,371,567)
Net Increase (Decrease) in Net Assets Resulting from Operations	697,987	(769,371)

Distributions to Shareholders from:
Distributions:	(355,063)	(664,507)	*
Net Change in Net Assets from Distributions	(355,063)	(664,507)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	22,450	602,208
Shares Issued on Reinvestment of Dividends
Class I	342,760	633,773
Cost of Shares Redeemed:
Class I	(3,075,590)	(4,539,014)
Net Decrease from Shareholder Activity	(2,710,380)	(3,303,033)

Net Assets:
Net Decrease in Net Assets	(2,367,456)	(4,736,911)
Beginning of Year/Period	45,197,747	49,934,658
End of Year/Period	$ 42,830,291	$ 45,197,747	**

* For the prior year ended August 31, 2018, total distributions consisted of Net Investment Income of $664,507 from Class I.

** As of August 31, 2018, Accumulated Undistributed Net Investment Income was $3,520.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2019	For the Year Ended 8/31/2018

Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 7,945	$ (36,195)
Net Realized Gain on Investment Transactions	296,729	1,226,893
Net Change in Unrealized Appreciation (Depreciation) on Investments	(956,344)	655,433
Net Increase (Decrease) in Net Assets Resulting from Operations	(651,670)	1,846,131

Distributions to Shareholders from:
Distributions:	(1,407,583)	(831,788)	*
Net Change in Net Assets from Distributions	(1,407,583)	(831,788)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	201,428	33,812
Shares Issued on Reinvestment of Dividends
Class I	30,454	31,082
Cost of Shares Redeemed:
Class I	(96,721)	(479,936)
Net Increase (Decrease) from Shareholder Activity	135,161	(415,042)

Net Assets:
Net Increase (Decrease) in Net Assets	(1,924,092)	599,301
Beginning of Year/Period	12,375,243	11,775,942
End of Year/Period	$ 10,451,151	$ 12,375,243	**

* For the prior year ended August 31, 2018, total distributions consisted of long term capital gains of $831,788 from Class I.

** As of August 31, 2018, Accumulated Undistributed Net Investment Income was $0.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2019	For the Year Ended 8/31/2018

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 76,752	$ 53,878
Net Realized Gain on Investment Transactions	1,199,420	3,486,626
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,319,710)	1,209,857
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,043,538)	4,750,361

Distributions to Shareholders from:
Distributions:	(5,089,954)	(2,189,842)	*
Net Change in Net Assets from Distributions	(5,089,954)	(2,189,842)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	146,145	560,969
Shares Issued on Reinvestment of Dividends
Class I	389,843	151,364
Cost of Shares Redeemed:
Class I	(1,780,353)	(57,447)
Net Increase (Decrease) from Shareholder Activity	(1,244,365)	654,886

Net Assets:
Net Increase (Decrease) in Net Assets	(9,377,857)	3,215,405
Beginning of Year/Period	30,294,651	27,079,246
End of Year /Period	$ 20,916,794	$30,294,651	**

* For the prior year ended August 31, 2018, total distributions consisted of net investment income of $89,880 and long term capital gain of $2,099,962 for Class I.

** As of August 31, 2018, Accumulated Undistributed Net Investment Income was $0.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2019	For the Year Ended 8/31/2018

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 48,668	$ 89,607
Net Realized Gain on Investment Transactions	473,387	1,389,268
Net Change in Unrealized Appreciation (Depreciation) on Investments	(763,743)	227,010
Net Increase (Decrease) in Net Assets Resulting from Operations	(241,688)	1,705,885

Distributions to Shareholders from:
Distributions:	(1,338,856)	(731,913)	*
Net Change in Net Assets from Distributions	(1,338,856)	(731,913)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	2,801,697	1,061,336
Shares Issued on Reinvestment of Dividends
Class I	221,093	611,215
Cost of Shares Redeemed:
Class I	(303,637)	(787,351)
Net Increase from Shareholder Activity	2,719,153	885,200

Net Assets:
Net Increase in Net Assets	1,138,609	1,859,172
Beginning of Year/Period	14,125,886	12,266,714
End of Year/Period	$ 15,264,495	$14,125,886	**

* For the prior year ended August 31, 2018, total distributions consisted of net investment income of $234,333 and long term capital gain of $497,580 for Class I.

** As of August 31, 2018, Accumulated Undistributed Net Investment Income was $9,549.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2019	For the Year Ended 8/31/2018

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 212,720	$ 322,072
Net Realized Gain on Investment Transactions	653,882	23,417
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,933,264)	4,036,422
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,066,662)	4,381,911

Distributions to Shareholders from:
Distributions:	(156,509)	(346,046)	*
Net Change in Net Assets from Distributions	(156,509)	(346,046)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	115,950	43,732
Shares Issued on Reinvestment of Dividends
Class I	1,029	2,205
Cost of Shares Redeemed:
Class I	(54,295)	(478,012)
Net Increase (Decrease) from Shareholder Activity	62,684	(432,075)

Net Assets:
Net Increase (Decrease) in Net Assets	(2,160,487)	3,603,790
Beginning of Year/Period	24,171,173	20,567,383
End of Year/Period	$ 22,010,686	$ 24,171,173	**

* For the prior year ended August 31, 2018, total distributions consisted of net investment income of $346,046 for Class I.

** As of August 31, 2018, Accumulated Undistributed Net Investment Income was $30,551.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2019	For the Year Ended 8/31/2018

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 5,135	$ 20,262
Net Realized Gain (Loss) on Investment and Options Transactions	(603,749)	1,267,896
Net Change in Unrealized Appreciation (Depreciations) on Investments	(769,830)	1,427,159
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,368,444)	2,715,317

Distributions to Shareholders from:
Distributions:	(220,911)	-	*
Net Change in Net Assets from Distributions	(220,911)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	185,941	454,140
Shares Issued on Reinvestment of Dividends
Class I	198,384	-
Cost of Shares Redeemed:
Class I	(442,860)	(658,482)
Net Decrease from Shareholder Activity	(58,535)	(204,342)

Net Assets:
Net Increase (Decrease) in Net Assets	(1,647,890)	2,510,975
Beginning of Year/Period	12,444,728	9,933,753
End of Year/Period	$ 10,796,838	$12,444,728	**

* For the prior year ended August 31, 2018, total distributions consisted of $0 for Class I.

** As of August 31, 2018, Accumulated Undistributed Net Investment Income was $2,710.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 10.13	$ 10.44	$ 10.61	$ 10.38	$ 10.44	$ 10.25

Income From Investment Operations:
Net Investment Income	0.08*	0.13*	0.13*	0.13	0.14	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	0.09	(0.29)	(0.17)	0.23	(0.06)	0.19
Total from Investment Operations	0.17	(0.16)	(0.04)	0.36	0.08	0.33

Distributions:
From Net Investment Income	(0.08)	(0.15)	(0.13)	(0.13)	(0.14)	(0.14)
Total from Distributions	(0.08)	(0.15)	(0.13)	(0.13)	(0.14)	(0.14)

Net Asset Value, at End of Year/Period	$ 10.22	$ 10.13	$ 10.44	$ 10.61	$ 10.38	$ 10.44

Total Return **	1.71%(b)	(1.57)%	(0.37)%	3.51%	0.72%	3.23%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 42,830	$45,198	$49,935	$52,237	$49,851	$42,601
Ratio of Expenses to Average Net Assets	1.05%(a)	1.05%	1.05%	1.07%	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets	1.61%(a)	1.31%	1.10%	1.12%	1.23%	1.32%
Portfolio Turnover	4%(b)	12%	9%	12%	15%	13%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 12.25	$ 11.26	$ 10.59	$ 10.74	$ 12.90	$ 11.75

Income From Investment Operations:
Net Investment Income (Loss)	0.01*	(0.04)*	(0.06)*	(0.03)	(0.11)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.67)	1.83	1.18	0.76	0.02	2.20
Total from Investment Operations	(0.66)	1.79	1.12	0.73	(0.09)	2.12

Distributions:
From Net Realized Gain	(1.39)	(0.80)	(0.45)	(0.88)	(2.07)	(0.97)
Total from Distributions	(1.39)	(0.80)	(0.45)	(0.88)	(2.07)	(0.97)

Net Asset Value, at End of Year/Period	$ 10.20	$ 12.25	$ 11.26	$ 10.59	$ 10.74	$ 12.90

Total Return **	(4.85)%(d)	16.68%	11.00%	7.11%	0.24%	18.65%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 10,451	$12,375	$11,776	$11,541	$11,975	$ 14,262
Ratio of Expenses to Average Net Assets (a)	1.38%(c)	1.37%	1.39%	1.42%	1.37%	1.35%
Ratio of Net Investment Loss to Average Net Assets (b)	0.14%(c)	(0.30%)	(0.57%)	(0.25%)	(0.99%)	(0.66%)
Portfolio Turnover	654%(d)	650%	610%	601%	428%	290%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(b) Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Annualized.

(d) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited) Six Months Ended 2/28/2019

				Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 15.75	$ 14.41	$ 13.21	$ 13.16	$ 12.99	$ 10.65

Income From Investment Operations:
Net Investment Income	0.04*	0.03*	0.05*	0.04	0.05	- ***
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.62)	2.47	2.09	0.90	0.26	2.35
Total from Investment Operations	(1.58)	2.50	2.14	0.94	0.31	2.35

Distributions:
From Net Investment Income	(0.04)	(0.04)	(0.05)	(0.05)	(0.02)	(0.01)
From Net Realized Gain	(2.60)	(1.12)	(0.89)	(0.84)	(0.12)	-
Total from Distributions	(2.64)	(1.16)	(0.94)	(0.89)	(0.14)	(0.01)

Net Asset Value, at End of Year/Period	$ 11.53	$ 15.75	$ 14.41	$ 13.21	$ 13.16	$ 12.99

Total Return **	(8.79)%(b)	18.13%	17.23%	7.52%	2.43%	22.05%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 20,917	$ 30,295	$ 27,079	$ 24,781	$ 24,763	$ 24,057
Ratio of Expenses to Average Net Assets	1.31%(a)	1.29%	1.32%	1.34%	1.31%	1.31%
Ratio of Net Investment Income to Average Net Assets	0.61%(a)	0.19%	0.34%	0.36%	0.36%	0.03%
Portfolio Turnover	29%(b)	67%	31%	34%	25%	27%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** The amount is less than $0.01 per share.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 13.66	$ 12.69	$ 11.83	$ 15.86	$ 18.66	$ 15.07

Income From Investment Operations:
Net Investment Income	0.04*	0.09*	0.23*	0.09	0.15	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.52)	1.64	0.98	0.22	(0.87)	3.90
Total from Investment Operations	(0.48)	1.73	1.21	0.31	(0.72)	4.05

Distributions:
From Net Investment Income	(0.04)	(0.24)	(0.07)	(0.13)	(0.15)	(0.13)
From Net Realized Gain	(1.12)	(0.52)	(0.28)	(4.21)	(1.93)	(0.33)
Total from Distributions	(1.16)	(0.76)	(0.35)	(4.34)	(2.08)	(0.46)

Net Asset Value, at End of Year/Period	$ 12.02	$ 13.66	$ 12.69	$ 11.83	$ 15.86	$ 18.66

Total Return **	(2.11)%(b)	13.97%	10.17%	4.75%	(4.10)%	27.29%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 15,264	$ 14,126	$ 12,267	$ 10,318	$ 13,689	$ 16,314
Ratio of Expenses to Average Net Assets	1.35%(a)	1.36%	1.39%	1.43%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.70%(a)	0.68%	1.84%	0.87%	0.87%	0.86%
Portfolio Turnover	46%(b)	173%	127%	25%	62%	29%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 17.02	$ 14.21	$14.41	$ 13.36	$ 18.60	$ 15.17

Income From Investment Operations:
Net Investment Income	0.15*	0.23*	0.25*	0.20	0.20	0.22
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.60)	2.82	0.51	1.90	(2.68)	3.40
Total from Investment Operations	(1.45)	3.05	0.76	2.10	(2.48)	3.62

Distributions:
From Net Investment Income	(0.11)	(0.24)	(0.25)	(0.20)	(0.23)	(0.19)
From Net Realized Gain	-	-	(0.71)	(0.85)	(2.53)	-
Total from Distributions	(0.11)	(0.24)	(0.96)	(1.05)	(2.76)	(0.19)

Net Asset Value, at End of Year/Period	$ 15.46	$ 17.02	$14.21	$ 14.41	$ 13.36	$ 18.60

Total Return **	(8.51)%(b)	21.61%	5.02%	17.05%	(14.33)%	23.94%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$22,011	$24,171	$20,567	$19,813	$ 18,003	$20,864
Ratio of Expenses to Average Net Assets	1.37%(a)	1.33%	1.33%	1.37%	1.33%	1.34%
Ratio of Net Investment Income to Average Net Assets	1.97%(a)	1.41%	1.71%	1.57%	1.26%	1.30%
Portfolio Turnover	11%(b)	6%	30%	40%	15%	37%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited) Six Months Ended 2/28/2019					Period Ended (c) 8/31/2014

		Years Ended
Class I Shares		8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Year/Period	$ 11.97	$ 9.38	$ 8.88	$ 8.92	$ 10.91	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss)	0.00(d)*	0.02*	(0.03)*	(0.03)	(0.03)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.31)	2.57	0.53	(0.01)	(1.65)	0.94
Total from Investment Operations	(1.31)	2.59	0.50	(0.04)	(1.68)	0.91

Distributions:
From Net Investment Income	(0.02)	-	-	-	-	-
From Net Realized Gain	(0.19)	-	-	-	(0.31)	-
Total from Distributions	(0.21)	-	-	-	(0.31)	-

Net Asset Value, at End of Year/Period	$ 10.45	$ 11.97	$ 9.38	$ 8.88	$ 8.92	$ 10.91

Total Return **	(10.76)%(b)	27.61%	5.63%	(0.45)%	(15.53)%	9.10%(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 10,797	$ 12,445	$ 9,934	$ 9,492	$ 11,014	$ 11,995
Ratio of Expenses to Average Net Assets	1.63%(a)	1.61%	1.66%	1.71%	1.60%	1.64%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.10%(a)	0.18%	(0.29%)	(0.37)%	(0.33)%	(0.41)%(a)
Portfolio Turnover	41%(b)	44%	40%	48%	59%	38%(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not annualized.

(c) Represents the period from the initial public offering (September 17, 2013) through August 31, 2014.

(d) Amount is less tha $0.005, per share.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019 (UNAUDITED)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund

Monteagle Informed Investor Growth Fund

Monteagle Quality Growth Fund

Monteagle Select Value Fund

Monteagle Value Fund

The Texas Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”), Monteagle Value Fund (“Value Fund”) and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”) is a non-diversified series of Monteagle Funds. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation.

The Funds are authorized to offer one class of shares, Class I shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

(normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of the same or similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2019:

Fixed Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government Agencies and Obligations	$-	$15,688,931	$15,688,931
Corporate Bonds (b)	-	20,648,455	20,648,455
Municipal Bonds	-	1,247,125	1,247,125
Mortgage-Backed Securities	-	4,930,590	4,930,590
Money Market Fund	62,382	-	62,382
Totals	$62,382	$42,515,101	$42,577,483

Informed Investor Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$4,467,012	$-	$4,467,012
Money Market Fund	5,980,102	-	5,980,102
Totals	$10,447,114	$-	$10,447,114

Quality Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$18,837,032	$-	$18,837,032
Exchange Traded Fund	1,166,249	-	1,166,249
Money Market Fund	908,262	-	908,262
Totals	$20,911,543	$-	$20,911,543

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$12,624,910	$-	$12,624,910
Money Market Fund	2,633,607	-	2,633,607
Totals	$15,258,517	$-	$15,258,517

Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$20,437,839	$-	$20,437,839
Real Estate Investment Trust	503,937	-	503,937
Money Market Fund	1,020,738	-	1,020,738
Totals	$21,962,514	$-	$21,962,514

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,744,930	$-	$10,744,930
Money Market Fund	50,214	-	50,214
Totals	$10,795,144	$-	$10,795,144

(a)

As of and during the six months ended February 28, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no transfers into and out of any Level during the six months ended February 28, 2019.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Options transactions — The Texas Fund (the “Fund”) may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Fund.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Fund may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 10 for additional risks associated with options transactions.

All options purchased by the Texas Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At February 28, 2019, the Texas Fund had no option outstanding.

The effect of derivative instruments on the Statements of Operations during the year ended February 28, 2019 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Texas Fund	Call and put options purchased	Net realized gained from call and put options purchased	$139,134
Texas Fund	Put options purchased	Net Change in Unrealized Appreciation on Investments	$0

For the six months ended February 28, 2019, the Texas Fund purchased 400 call option contracts and 1,440 put option contracts.  For the six months ended February 28, 2019 the Texas Fund wrote no option contracts. The number of purchased contracts is representative of the volume of activity for these derivative types during the period.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

The following table presents financial instruments that are subject to enforceable netting arrangements as of February 28, 2019:

Assets:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Texas Fund	Securities Loaned	$0	-	$0	-	$0	-

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund, and the Texas Fund did not have any securities loaned at February 28, 2019.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended February 28, 2019, and for the year ended August 31, 2018 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2019	2018	2019	2018
Fixed Income Fund	$355,063	$664,507	$-	$-
Informed Investor Growth Fund	-	769,553	1,407,583	62,235
Quality Growth Fund	84,109	116,576	5,005,845	2,073,266
Select Value Fund	42,826	731,913	1,296,030	-
Value Fund	156,509	346,046	-	-
Texas Fund	21,950	-	198,961	-

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund	Texas Fund
Up to and including $10 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.450%
From $10 million up to and including $25 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.350%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%	1.250%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%	1.100%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%	0.950%

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses, including legal expenses relating to lawsuits.

For the six months ended February 28, 2019, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2019
Fixed Income Fund	$208,804	$31,847
Informed Investor Growth Fund	66,341	9,478
Quality Growth Fund	151,380	19,428
Select Value Fund	82,823	13,830
Value Fund	129,883	19,999
Texas Fund	77,596	11,709

An officer of Nashville Capital is also an officer of the Trust.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Garcia Hamilton & Associates (“GHA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay GHA an annual advisory fee of 0.30% of average daily net assets from September 1, 2016 through August 31, 2017.  As of September 1, 2017, H&R will serve as the sub-adviser to the Quality Growth Fund, and as of September 1, 2017, GHA will no longer serve as the sub-adviser to the Quality Growth Fund.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

Texas Fund — Nashville Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Nashville Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $69,000 allocated to the Funds based on aggregate average daily net assets.

4. SECURITIES TRANSACTIONS

During the six months ended February 28, 2019, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Fixed Income Fund	$3,837,350	$1,772,228
Informed Investor Growth Fund	32,657,949	34,874,137
Quality Growth Fund	7,058,126	13,909,455
Select Value Fund	6,747,348	5,505,355
Value Fund	2,259,672	2,213,369
Texas Fund	4,328,378	4,430,201

The cost of purchases and proceeds from sales of U.S. government securities by the Fixed Income Fund were $500,000 and $2,355,506, respectively. There were no purchases or sales of U.S. government securities made by the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund or Texas Fund.

5. TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2018, the Funds’ most recent fiscal year end, was as follows:

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings
Fixed Income Fund	$(893,580)	$3,520	$-	$(168,924)	$-	$-	$(1,058,984)
Informed Investor Growth Fund	1,443,115	866,554	255,835	-	-	-	2,565,504
Quality Growth Fund	8,236,516	559,655	2,905,886	-	-	-	11,702,057
Select Value Fund	420,937	1,205,809	-	-	-	-	1,626,746
Value Fund	7,544,473	16,857	-	(806,953)	-	-	6,754,377
Texas Fund	1,275,067	2,710	198,961	-	-	-	1,476,738

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income (loss) and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, reclassifications of paydown losses, payment of excise tax, net operating loss, REIT reclassifications, expiration of capital loss carryforwards, and certain temporary book/tax differences due to the tax deferral of losses on wash sales and return of capital reclassifications.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2018, the Funds’ most recent fiscal year end, the Funds elected to defer net capital losses and ordinary losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Fixed Income Fund	$-	$-	$-	$-
Informed Investor Growth Fund	-	-	-	-
Quality Growth Fund	-	-	-	-
Select Value Fund	-	-	-	-
Value Fund	-	-	-	-
Texas Fund	-	-	-	-

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

As of August 31, 2018, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund		Non-Expiring Long-Term	Non-Expiring Short-Term	Total	Utilized
Fixed Income Fund	$	$128,120	$40,804	$168,924	$-
Informed Investor Growth Fund		-	-	-	-
Quality Growth Fund		-	-	-	-
Select Value Fund		-	-	-	-
Value Fund		467,535	339,418	806,953	-
Texas Fund		-	-	-	1,050,609

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses. There were no post-enactment capital losses incurred by the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund or Texas Fund during the year ended August 31, 2018.

For the year ended August 31, 2018 the Fixed Income Fund had capital loss carryforwards of $22,521 expire.

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2019:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$43,078,558	$145,636	$(646,711)	$(501,075)
Informed Investor Growth Fund	9,960,343	525,055	(38,284)	486,771
Quality Growth Fund	16,990,360	4,930,603	(1,009,420)	3,921,183
Select Value Fund	15,601,323	420,483	(763,289)	(342,806)
Value Fund	17,364,999	5,080,677	(483,162)	4,597,515
Texas Fund	10,285,108	1,614,187	(1,104,151)	510,036

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Quality Growth Fund, Value Fund and Texas Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and return of capital reclassifications.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended February 28, 2019, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2016.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2019, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of February 28, 2019
Fixed Income Fund	Mitra & Co.	100%
Informed Investor Growth Fund	Maril & Co.	98%
Quality Growth Fund	Maril & Co.	98%
Select Value Fund	NFS, LLC	62%
Value Fund	Maril & Co.	99%
Texas Fund	NFS, LLC	73%

7. CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2019
Class I
Shares	2,240	(306,414)	33,851	4,189,422
Value	$22,450	$(3,133,626)	$342,760

For the fiscal year ended:
August 31, 2018
Class I
Shares	59,527	(443,447)	62,142	4,459,745
Value	$602,208	$(4,539,014)	$633,773

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

	Informed Investor Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2019
Class I
Shares	20,899	(9,786)	3,120	1,024,582
Value	$201,428	$(96,721)	$30,454

For the fiscal year ended:
August 31, 2018
Class I
Shares	2,875	(41,273)	2,813	1,010,349
Value	$33,812	$(479,936)	$31,082

	Quality Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2019
Class I
Shares	10,662	(155,502)	36,302	1,814,808
Value	$146,145	$(1,780,353)	$389,843

For the fiscal year ended:
August 31, 2018
Class I
Shares	37,902	(3,926)	10,491	1,923,346
Value	$560,969	$(57,447)	$151,364

	Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2019
Class I
Shares	238,801	(24,947)	21,424	1,269,744
Value	$2,801,697	$(303,637)	$221,093

For the fiscal year ended:
August 31, 2018
Class I
Shares	81,289	(60,446)	46,872	1,034,466
Value	$1,061,336	$(787,351)	$611,215

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

	Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2019
Class I
Shares	7,401	(3,609)	67	1,424,157
Value	$115,950	$(54,295)	$1,029

For the fiscal year ended:
August 31, 2018
Class I
Shares	2,644	(30,183)	137	1,420,298
Value	$43,732	$(478,012)	$2,205

	Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2019
Class I
Shares	18,021	(45,460)	20,720	1,033,316
Value	$185,941	$(442,860)	$198,384

For the fiscal year ended:
August 31, 2018
Class I
Shares	41,416	(60,295)	—	1,040,035
Value	$454,140	$(658,482)	$—

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

10. OPTIONS RISK

The Texas Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Texas Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Texas Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Texas Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Texas Fund. See note 2 for additional disclosures related to options transactions.

11. SUBSEQUENT EVENTS

On March 28, 2019, the Fixed Income Fund declared a dividend from net investment income of $62,608, which was payable on March 29, 2019.

On March 14, 2019, the Informed Investor Growth Fund declared a dividend from net investment income of $3,279, which was payable on March 15, 2019.

On March 14, 2019, the Quality Growth Fund declared a dividend from net investment income of $5,372, which was payable on March 15, 2019.

On March 14, 2019, the Select Value Fund declared a dividend from net investment income of $18,212, which was payable on March 15, 2019.

On March 14, 2019, the Value Fund declared a dividend from net investment income of $96,008, which was payable on March 15, 2019.

On March 14, 2019, the Texas Fund declared a dividend from net investment income of $8,421, which was payable on March 15, 2019.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require disclosure.

12. DEFENSIVE POSITION

The Funds may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. If the Funds invest in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As of February 28, 2019, the Informed Investor Fund had 57.22% of the value of its net assets invested in the Federated Government Obligations Fund, Institutional Class shares. Additional information for this money market fund, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

13. LEGAL PROCEEDINGS

On December 7, 2010, an amended complaint was filed in the United States Bankruptcy Court for the District of Delaware (Adversary Proceeding No. 10-54010) by The Official Committee of Unsecured Creditors of Tribune Company (“Committee”) on behalf of Tribune Company (“Tribune”), a U.S. news and media organization. Among the thousands of defendants in the Amended Complaint is the Monteagle Funds with respect to holdings by the Monteagle Value Fund (the “Fund”). The Fund, along with numerous other mutual funds, institutional investors and others, owned shares of Tribune in 2007 when it went private in a leveraged buyout transaction (“LBO”). In the LBO, shareholders such as the Fund sold their shares back to Tribune for $34/share. The lawsuit alleges, among other things, that the payment for the shares by Tribune was a fraudulent transfer and seeks to have the cash paid to shareholders returned to the Tribune bankruptcy estate. The Amended Complaint seeks to create a class of Defendants - the former shareholders of Tribune - and seeks return of over $8 billion in proceeds from the LBO.

On April 5, 2012, the Committee’s lawsuit was transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the Southern District of New York for discovery and pretrial motions with numerous other related actions. (In re Tribune Company Fraudulent Conveyance Litigation, 1:12-mc-02296-WHP).

On July 23, 2012, the Delaware Bankruptcy Judge confirmed a plan of reorganization that, among other things, replaced the Committee as Plaintiff with a Litigation Trustee.

On September 7, 2012, Judge Pauley of the Southern District of New York entered a Master Case Order. Among other things, the Master Case Order creates liaison counsel and an Executive Committee for the defendants in the Litigation Trustee’s lawsuit,

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

including those defendants, like the Fund, that were only shareholders of Tribune. The Executive Committee Members for mutual funds are Michael S. Doluisio, an attorney with Dechert LLP in Philadelphia, and Steven R. Schoenfeld, an attorney with Dorsey & Whitney LLP in New York. The Executive Committee is directed to take reasonable steps to streamline case management and to eliminate duplication of efforts and redundant filings. However, the Master Case Order does not certify a class of Defendants, and does not prevent any individual Defendant from retaining its own counsel or being heard by the Court. Discovery in the Litigation Trustee’s lawsuit is stayed pending resolution of certain motions to dismiss in the related litigation.

On September 23, 2013, the District Court rejected the defendants’ arguments under section 546(e) of the Bankruptcy Code (the so-called public-securities-market exemption), but still dismissed the so-called Individual Creditors Actions (the individual creditor, constructive fraudulent-conveyance actions) on the ground that the Individual Creditors lack standing to seek avoidance of the same transactions that the Litigation Trustee is simultaneously suing to avoid.

On May 23, 2014, the Executive Committee, on behalf of all Exhibit A shareholder defendants, including the Fund, filed a motion to dismiss Count One of the Litigation Trustee’s Fifth Amended Complaint on grounds, among other things, that complaint fails to allege facts from which a strong inference can be drawn that the Tribune Board acted with the actual intent to hinder, delay or defraud creditors when it approved the LBO. The Litigation Trustee has responded and the motion is fully briefed and pending before Judge Pauley. The Litigation Trustee has requested that the Judge rule on these motions and allow the Litigation Trustee to proceed with discovery.

The Individual Creditors appealed the dismissal for lack of standing to the Second Circuit, and the Executive Committee cross-appealed the failure to dismiss under 546(e).

On March 29, 2016, the Second Circuit Court of Appeals issued its opinion. The Court ruled that the noteholder creditors had standing to sue, but that, on the merits, their claims were preempted by the safe harbor in Section 546(e) of the Bankruptcy Code.  The Plaintiffs petitioned the Supreme Court for review.  The Supreme Court held the petition pending its decision in another case—Merit Management—which also involved the section 546(e) safe harbor issue.

On February 27, 2018, the Supreme Court issued its opinion in the Merit Management case.  The Supreme Court’s opinion affirmed the 7th Circuit, which had taken a different view than the Second Circuit on the scope of the 546(e) safe harbor.  This decision calls into serious question the Second Circuit’s opinion which was a blanket dismissal of the constructive fraud claims.

The Supreme Court did not directly reverse the Second Circuit.  Instead, several judges suggested that the Second Circuit should withdraw the mandate of its decision.  It appears the Second Circuit will do so, and will issue a new opinion in light of Merit Management.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Thus, it appears that the blanket dismissal based on the 546(e) safe harbor has not survived Merit Management.  However, as a mutual fund, the Fund may have a more specific argument for dismissal under § 546(e).  The Fund and other similarly-situated mutual funds have not yet had the opportunity to make that argument.

It is not expected that the cases discussed above will have a material adverse impact on the Fund’s financial position, results of operation, or cash flows; however, these litigation matters are subject to inherent uncertainties and the views of these matters with respect to any impact to the Fund may change in the future.

NOTE 11.  NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES

FEBRUARY 28, 2019 (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period September 1, 2018 and held until the end of the period February 28, 2019.

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Monteagle Fixed Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$1,094.77	$5.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.59	$5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Informed Investor Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$1,992.86	$10.24
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.95	$6.90

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Quality Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$2,691.81	$11.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Monteagle Select Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$1,913.70	$9.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.10	$6.76

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).

Monteagle Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$1,010.96	$6.83
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.00	$6.85

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Texas Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$1,061.94	$8.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.71	$8.15

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST

FEBRUARY 28, 2019 (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Board of Trustees in compliance with the laws of the state of Delaware. The names of the Trustees and executive officers of the Trust, their position with the Trust, address, age and principal occupations during the past five years are set forth below. Trustees have no official term of office and generally serve until they resign, or are not reelected. The address of each trustee and officer is 2506 Winford Ave., Nashville, TN, 37211.

INDEPENDENT TRUSTEES
NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF TRUST PORTFOLIOS OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
Larry J. Anderson, CPA 1948	Trustee	Since 11-29-02	Certified Public Accountant, Anderson & West, P.C. January 1985 to present	6	None
David J. Gruber , CPA 1963	Trustee	Since 10-21-15	Director of Risk Advisory Services, Holbrook & Manter (accounting firm), 2016 to present; President, DJG Financial Consulting, 2007 to 2016	6	Trustee, Asset Management Fund, 2015 to present (3 portfolios); Trustee, Cross Shore Discovery Fund, 2014 to present; Trustee, Fifth Third Funds 2003 to 2012 (20 portfolios)
Jeffrey W. Wallace, JD, CPA, CFP 1964	Trustee	Since 10-21-15	Senior Director of Investment Operations, Baylor University, 2009 to present	6	None

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

EXECUTIVE OFFICERS
NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Paul B. Ordonio, JD 1967	President, CCO

Monteagle Funds, President/CCO from 11/02 to present; Nashville Capital Corporation, VP of Development, 05/09 to present; Matrix Capital Group, Representative 05/09 to 10/17; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Secretary from 07/15 to 01/17; PJO Holdings, LLC from 07/15 to present.

Brandon M. Pokersnik 1978	Secretary, AML Officer	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.
Umberto Anastasi 1974	Treasurer, CFO	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.

MONTEAGLE FUNDS

COMPENSATION OF TRUSTEES & OFFICERS

FEBRUARY 28, 2019 (UNAUDITED)

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid a $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust’s Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the six months ended February 28, 2019:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$13,532	$0	$0	$13,532
David J. Gruber	$12,885	$0	$0	$12,885
Jeffrey W. Wallace	$13,193	$0	$0	$13,193

MONTEAGLE FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2019 (UNAUDITED)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Renewal Advisory Agreement - The next item on the agenda was the annual renewal of the Management Agreement between the Trust and Nashville Capital Corporation (the “Adviser”) with respect to each of the Funds, and the respective Sub-Advisers, with respect to the Funds.

On January 16, 2019, the Board of Trustees (the “Board” or the “Trustees”) of the Monteagle Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving renewal of the Management Agreement between the Trust and Nashville Capital Corp. (the “Adviser”) with respect to each of the funds comprising the Trust (the “Fund” or “Funds”), and separately and individually, each of the Subadvisory Agreements by and among the Adviser, the Trust and the firm engaged to provide day-to-day portfolio management services for the Funds, being Parkway Advisors, L.P. with respect to the Monteagle Select Value Fund, Howe & Rusling, Inc. with respect to the Monteagle Fixed Income Fund and the Monteagle Quality Growth Fund, Robinson Investment Group, Inc. with respect to the Monteagle Value Fund, T.H. Fitzgerald & Company with respect to the Monteagle Informed Investor Growth Fund and J. Team Financial, Inc. with respect to The Texas Fund (each, a “Sub-adviser”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the renewal process. In addition, they received a memorandum from independent counsel dated January 16, 2019 discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering renewal. The Trustees reviewed and discussed the foregoing information during a private session with

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about renewal. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

Counsel also reiterated for the Trustees the standard under Section 36(b) of the Investment Company Act of 1940 (the “1940 Act”) that the Trustees should keep in mind when deciding whether to renew a contract and the standards the Trustees should apply as a matter of state fiduciary law. He pointed out the types of information and factors that should be considered by the Board in order to make an informed decision regarding renewal, including the factors listed in the Counsel Memo, as well as anything else the Trustees may consider relevant in their reasonable business judgment.

In assessing various factors in regard to renewal, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared for the renewal meeting, such as: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser and the Sub-advisers; (ii) performance assessments of the investment performance of each Fund by personnel of the Adviser and the Sub-advisers; (iii) performance commentary on the explanation for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Adviser’s and the Sub-advisers’ investment philosophy, investment strategy and operations; (v) compliance reports, audits and review reports concerning the Funds, the Adviser and the Sub-advisers; (vi) disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser and the Sub-advisers; (vii) information on relevant developments in the mutual fund industry and how the Funds, the Adviser and/or the Sub-advisers are responding to them; (viii) financial information about the Adviser and the Sub-advisers; (ix) a description of the personnel at the Adviser and the Sub-advisers involved with the Funds, their background, professional skills and accomplishments; (x) information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information about the Adviser and each Sub-adviser; (xi) comparative expense and performance information for other mutual funds that are similar to the Funds; (xii) where available, information about performance and fees relative to other accounts managed by the Sub-advisers that might be considered comparable to the Funds in terms of investment style; and (xiii) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser or the Sub-advisers from their relationship with the Funds. The Board also took into consideration the Adviser’s recommendation that each of the Subadvisory Agreements be renewed, as well as the Management Agreement.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the renewals and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

The Nature, Extent, and Quality of the Services Provided by the Adviser and Sub-advisers.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser and the Sub-advisers to the Funds. They noted that the responsibilities of the Adviser and Sub-advisers under each Agreement had not changed since the last renewal and were not proposed to change. They also considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), noting that they are not proposed to change; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that neither the Adviser nor any of the Sub-advisers reported any material compliance matter over the last year; the manner in which the Sub-advisers seek to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting each Sub-adviser’s policies and procedures on trading and brokerage, as well as average brokerage commissions paid; the investment strategies and sources of information upon which the Sub-advisers rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Sub-advisers similar to the Funds; the oversight of the Funds’ portfolios by the Sub-advisers and the Adviser and the oversight of the Sub-advisers by the Adviser; the Sub-advisers’ succession plans and business continuity plans; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser and Sub-advisers (including their Form ADVs), the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and each of the Sub-advisers were satisfactory and adequate for their respective Funds.

Investment Performance of the Funds, the Adviser and the Sub-Advisers.

In considering this factor, the Trustees took into consideration that the Adviser has delegated day-to-day portfolio management to the Sub-adviser for each respective Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees also noted the information about the Adviser personnel fulfilling that role, as well as the information about the Sub-adviser portfolio managers managing each of the Funds’ portfolios day-to-day.

In their evaluation of performance, the Trustees compared the short- and long-term performance of each Fund with the performance of its benchmark, groups of funds with similar objectives managed by other investment advisers, and aggregated data by category. In addition, the Trustees noted that, in cases where a Sub-adviser is managing other accounts with similar investment objectives to those of their Fund, the Fund’s

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

performance was generally in line with that of the other accounts.  The Trustees also took into consideration each Fund’s performance as reported and discussed by Management in light of the objectives/restrictions of each Fund as they reviewed the financial statements of each Sub-adviser. The Trustees noted that each Fund’s performance was rough over the past year which they recognized to be attributable to general the market conditions, and in particular, with regard to the Quality Growth Fund, the reallocation to the Fund’s portfolio.

After considering and discussing the performance of each of the Funds further, the Adviser’s and each Sub-adviser’s experience and performance in their roles with respect to each of the Funds, the historical and comparative performance data provided, and other relevant information, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds, the Adviser and the Sub-advisers was satisfactory.

The Costs of the Services Provided and Profits Realized by the Adviser and the Sub-advisers from their Relationships with the Funds.

In considering these factors, the Trustees noted the overall expenses of each Fund, including the nature and frequency of advisory and sub-advisory fee payments, the asset levels of each Fund and the gross and net expenses of the Funds as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of each of the Funds was within the range of expenses incurred by the other funds in its group. The Trustees also considered the financial condition and profitability information provided by the Adviser and the Sub-advisers and the level of commitment to the Funds by the principals of the Adviser and Sub-advisers to their roles for the Funds.

The Trustees also considered information provided on fees charged by the Sub-advisers to comparable accounts – such as institutional accounts – being managed in a similar style, noting that, typically, fees charged to the Funds were among the lowest, if not lower than, the fees charged to other accounts by the Sub-advisers. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Adviser and the Sub-advisers from their relationships with the Funds were satisfactory.

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

 Other Benefits Derived by the Adviser or Sub-advisers from their Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser or Sub-advisers derive from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that some of the Monteagle Funds use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) the Sub-adviser reports that it selects broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Sub-adviser reports only using “soft dollars” within the Section 28(e) safe harbor, which requires the Sub-adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Sub-adviser uses the research received to implement its investment strategy generally, which benefits the Fund as well as the Sub-adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser or Sub-advisers from their relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth. The Trustees also noted that certain of the subadvisory fee schedules also have breakpoints at various asset levels.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

The Trustees also noted that the Adviser recommended to the Board that each of the Sub-Advisory Agreements be renewed as proposed.

Conclusion.

Having requested and received such information from the Adviser and Subadvisors as the Independent Trustees of the Board of Trustees believed to be reasonably necessary to evaluate renewing the Management Agreement and each Sub-Advisory Agreement, and as assisted by the advice of legal counsel, the Board, using their reasonable business judgment, concluded that the overall arrangements provided under the terms of the Management Agreement and each Sub-Advisory Agreement was a reasonable business arrangement and that renewal of the Management Services Agreement and each Sub-Advisory Agreement was in the best interests of the Trust and each Fund’s shareholders.

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THE MONTEAGLE FUNDS

Investment Adviser

Nashville Capital Corporation

2506 Winford Ave.

Nashville, TN 37211

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 9, 2019

By /s/Umberto Anastasi

   * Umberto Anastasi

     Treasurer and Principal Financial Officer

Date May 9, 2019

* Print the name and title of each signing officer under his or her signature.